UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2021
New York Life Premier Plus Variable Annuity
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV
This summary prospectus summarizes key features of the New York Life Premier Plus Variable Annuity policy
Before you invest, you should review the prospectus for the New York Life Premier Plus Variable Annuity policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the contract online at https://dfinview.com/NewYorkLife/TAHD/premierplus. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019, by logging into your account at www.newyorklife.com, or by sending an email request with your name and mailing address to PremierPlusProspectus@newyorklife.com.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing. All written service requests (except for subsequent premium payments and loan repayments) must be sent to the NYLIAC Variable Products Service Center (VPSC) at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Death Claim forms may also be submitted to	Regular Mail	Express Mail
	New York Life P.O. Box 130539 Dallas, TX 75313–0539	New York Life 4849 Greenville Ave., STE 700 Dallas, TX 75206
Premium payments and loan repayments should be sent to the VPSC at one of the following addresses (acceptance of subsequent premium payments is subject to our Suitability Standards):
	Regular Mail	Express Mail
Premium Payments and Loan Repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.

Definitions

Accumulation Unit— An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value— The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value— The sum of premium payments , Premium Credits allocated to the DCA Advantage Account, plus interest credited on those premium payments , Premium Credits, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges, policy service charges and rider charges deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.
Dollar Cost Averaging (DCA) Advantage Account— An Allocation Option that permits dollar cost averaging over a six–month period and pays interest on amounts remaining in the account. Amounts are transferred from the DCA Advantage Account to the Investment Division(s) you choose on a monthly basis.
Fixed Account— An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account.
Fixed Account Accumulation Value— The sum of premium payments and and any Premium Credits, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments and and any Premium Credits, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.
Fund— A mutual fund that has multiple series or Portfolios.
Investment Division— The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
NYLIAC, we, our or us— New York Life Insurance and Annuity Corporation.
Owner (you, your)— The individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed, who is entitled to exercise all rights under the policy.
Policy Anniversary— An anniversary of the Policy Date shown on the Policy Data Page.
Policy Year— A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios (Portfolios)— The mutual fund portfolios in which the corresponding Investment Divisions invest.
Premium Credit— An additional credit we will apply to your Accumulation Value at the you make premium payments. The Premium Credit is calculated as a percentage of (each) premium payment(s) and will never be less than the guaranteed minimum premium credit rate displayed on the Policy Data Page (the “Premium Credit Rate”).
Separate Account— NYLIAC Variable Annuity Separate Account–III or NYLIAC Variable Annuity Separate Account–IV, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Surrender Charge Free Amount— You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount.  We call this the Surrender Charge Free Amount. We will not assess a surrender charge on amounts you withdraw in any Policy Year that are the greatest of either:  (i) 10% of your Accumulation Value as of the last Policy Anniversary (10% of your premium payment if the withdrawal is made in the first Policy Year), less any prior surrender charge free withdrawals during the Policy Year; (ii)10% of your Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals you have already taken in that Policy Year; or (iii) your Accumulation Value less your accumulated premium payments.

Variable Accumulation Value— The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2020. This may not reflect all changes that have occurred since you purchased your policy.

New Summary Prospectus
The look and feel of your annual prospectus has changed. New regulations adopted by the SEC now allow NYLIAC to use this concise, reader-friendly summary of the key facts about your contract. More detailed information about your contract is available online at https://dfinview.com/NewYorkLife/
TAHD/premierplus.

Substitution of Portfolios	On November 23, 2020, NYLIAC substituted the below “Existing Portfolios” for the “Replacement Portfolios:”
	Existing Portfolios	Replacement Portfolios
	MainStay VP Indexed Bond	Fidelity® VIP Bond Index Portfolios
	Victory VIF Diversified Stock Fund	MainStay VP MacKay S&P 500 Index Portfolio
	Invesco V.I. American Value Fund	MFS® Mid Cap Value Portfolios
Addition of New Portfolio	On November 23, 2020, NYLIAC added Fidelity® VIP Bond Index Portfolio—Service Class 2 as an available Investment Division under your policy.
Closure of Portfolio to New Investments
On November 23, 2020, Columbia Variable Portfolio—Commodity Strategy
Fund —Class 2 (the “Columbia Portfolio”) was closed to all policyowners except those policyowners who already had Accumulation Value invested in it as of the closure date.

Executive Order relating to Investments in Communist Chinese Military Companies
A November 2020 Executive Order generally prohibits transactions in investments (including derivatives) that provide exposure to Communist
Chinese military companies (“covered securities”). This applies to the Funds available under your contract. The Funds have assured NYLIAC that they will comply with Executive Order. This means that investments already held in covered securities must be divested by November 11, 2021. If a Fund does not (or cannot) completely divest itself of any covered securities, we may prohibit investment in a Fund or require investors to move their money out of a Fund. We will notify you if we are required to take any such action.

Important Information You Should Consider About The Policy

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount within 8 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Payment Years declining to 0% over that eight-year period. For example, if you make an early withdrawal within the first two Payment Years, you could pay a surrender charge of up to
$8,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as when you transfer cash value between
investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses

ANNUAL FEE
	Minimum	Maximum
Base contract[1]	1.65%	1.75%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.37%	1.87%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.30%	0.85%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value (Minimum Base Contract
Charge) and as a percentage of Premium Payment (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2020 and will change from year to year.
3 As a percentage of the guarantee under the Optional Benefit.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

ANNUAL FEE
LOWEST ANNUAL COST: $1,845.93	HIGHEST ANNUAL COST $4,050.53

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 8 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option has its own unique risks.
•You should review the prospectuses for the available Portfolios before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the Contract is subject to the risks related to the
Depositor, including that any obligations (under the Fixed Account and
DCA Advantage Account), as well as, guarantees, and benefits of the policy are subject to the claims–paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019.
PRINCIPAL RISKS

	RESTRICTIONS	Location in Prospectus
Investments
•We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment
Divisions, some of which may not be available under your policy.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close or substitute Portfolios as investment options that are available under the policy.
•Credits under the policy may be recaptured upon free look,
annuitization and death.
PRINCIPAL RISKS
Optional Benefits
•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.
•Certain optional benefits may limit withdrawals or other rights under the policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•You are required to have a minimum Accumulation Value for some optional benefits.
•We may modify or discontinue an optional benefit at any time
BENEFITS AVAILABLE UNDER THE POLICIES
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax–qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.
•Premiums that are made on a pre–tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59 ½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset–based
compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Exchanges
Your registered representatives may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax–Free Section 1035 Exchanges

Appendix A

Portfolios Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premierplus . You can also request this information at no cost by calling the VPSC at 800–598–2019 or by sending an email request with you name and mailing address to PremierPlusProspectus@newyorklife.com.
You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
If you purchased an investment protection rider, you may not be able to invest in certain Portfolios. If you have purchased the Investment Protection Plan (IPP) after February 15, 2010 or Investment Protection Plan II (IPP II), your available allocation options are listed in APPENDIX B below. If you have purchased the Guaranteed Investment Protection Rider (GIPR) or Guaranteed Investment Protection Rider 2.0 (GIPR 2.0), your available allocation options are listed in APPENDIX C below.
Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”)/ Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.96%	7.63%	6.93%	7.69%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: New York Life Investors	0.78%	7.67%	4.36%	3.63%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity — Service Class* Adviser: New York Life Investments / Subadviser: Candriam Belgium	1.44%	25.40%	12.49%	N/A
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Clarion Securities, LLC	1.20%	(13.03)%	(1.84)%	N/A
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.79%	10.01%	6.64%	6.07%
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Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	(0.22)%	7.67%	8.31%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.99%	14.74%	10.25%	9.17%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.92%	(0.63)%	9.34%	N/A
Non–Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.90%	2.20%	4.33%	3.52%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.96%	12.65%	9.06%	8.30%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shield LLC (“MacKay”)	0.88%	7.71%	7.98%	7.92%
Alternatives	MainStay VP IQ Hedge Multi-Strategy — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC	1.21%	5.14%	0.97%	N/A
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Capital Management LLC (“Janus”)	0.83%	14.03%	11.55%	N/A
Non–Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.86%	35.70%	15.08%	10.71%
-9

Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Investment Grade Bond	MainStay VP MacKay Government — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	4.70%	2.42%	2.32%
Non–Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	5.14%	7.60%	6.25%
International/Global Equity	MainStay VP MacKay International Equity — Service Class Adviser: New York Life Investments / Subadviser: MacKay	1.21%	20.54%	10.68%	6.95%
Large Cap Equity	MainStay VP MacKay S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.37%	17.95%	14.69%	13.32%
Non–Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.93%	5.86%	4.55%	N/A
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.86%	11.29%	7.87%	7.23%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Mellon Investments Corporation	0.86%	6.89%	4.84%	(4.02)%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC	1.03%	11.50%	5.00%	N/A
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Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	40.13%	16.49%	12.41%
Large Cap Equity	MainStay VP T. Rowe Price Equity Income — Service Class* Adviser: New York Life Investments / Subadviser: T. Rowe Price Associates, Inc.	1.01%	0.71%	9.53%	N/A
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investment Management LLC / Subadviser: NYL Investors	0.28%	0.24%	0.77%	0.39%
Investment Grade Bond	MainStay VP Wellington Growth — Service Class* Adviser: New York Life Investments / Subadviser: Wellington	0.98%	31.97%	16.32%	12.75%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	11.00%	9.50%	10.75%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	9.95%	N/A	N/A
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.83%	15.26%	12.69%	12.80%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, Inc.	1.00%	36.81%	19.39%	15.79%
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Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	12.16%	10.31%	9.68%
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.24%	29.39%	14.15%	9.17%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.86%	51.71%	22.44%	16.57%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.09%	23.29%	13.05%	6.28%
Large Cap Equity	American Funds IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.77%	8.47%	10.58%	10.68%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC	1.01%	20.79%	9.17%	6.61%
Non–Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock Advisors, LLC / Subadviser: BlackRock International Limited	0.82%	7.01%	7.60%	6.31%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc	1.03%	69.57%	25.58%	17.35%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: ClearBridge Investments, LLC	0.99%	14.48%	13.67%	N/A
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Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2** Adviser: Columbia Management Investment Advisers, LLC / Subadviser: Threadneedle International Limited	0.95%	(1.55)%	0.80%	N/A
Non–Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia Management Investment Advisers, LLC	0.99%	7.16%	6.66%	N/A
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia Management Investment Advisers, LLC	1.25%	8.59%	10.22%	8.19%
Small/Mid Cap Equity	Delaware VIP® Small Cap Value Series — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	(2.18)%	8.74%	8.38%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.18%	5.32%	4.17%	2.36%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management and Research Company (“FMR”) / Subadvisers: Other investment advisers	0.37%	7.26%	N/A	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.86%	30.23%	15.90%	13.23%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.17%	30.88%	15.94%	5.87%
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Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.78%	6.44%	10.41%	9.89%
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR / Subadvisers: Other investment advisers	0.72%	15.12%	9.73%	8.12%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.89%	68.21%	28.91%	21.53%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.89%	21.28%	N/A	N/A
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.42%	10.34%	N/A	N/A
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.87%	17.87%	10.79%	9.22%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: QS Investors, LLC***	1.03%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: QS Investors, LLC***	1.01%	N/A	N/A	N/A
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Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: QS Investors, LLC***	1.00%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: QS Investors, LLC***	1.01%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: QS Investors, LLC***	1.00%	N/A	N/A	N/A
International/Global Equity	Invesco V.I. International Growth Fund® — Series II Shares Adviser: Invesco Advisers, Inc.	1.17%	13.74%	8.55%	6.46%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund — Series II Shares Adviser: Invesco Advisers, Inc.	1.05%	19.63%	12.59%	11.85%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus	0.97%	19.18%	17.92%	14.97%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus	1.09%	19.76%	13.06%	9.81%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.15%	20.21%	12.42%	10.87%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.04%	13.60%	13.38%	12.22%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.06%	3.67%	9.47%	10.58%
-15

Type	Portfolio Adviser/Sub–adviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	16.31%	14.45%	12.77%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.07%	(17.10)%	(0.15)%	4.99%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	39.71%	17.54%	13.72%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.94%	6.41%	N/A	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.04%	5.45%	4.66%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.79%	2.89%	1.91%	1.69%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.79%	8.54%	4.65%	3.83%
*
Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.
**
Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
***
It is expected that, during the third quarter of 2021, QS Investors, LLC (“QS”) will combine with Franklin Advisers, Inc. (“Franklin”) and as a result, Franklin will replace QS as the subadviser to each of the Funds. At such time as this combination occurs, all references herein to QS shall be deleted in their entirety and replaced with Franklin.
-16

Appendix B

Allocation Options available with IPP and IPP II
If you elect either the IPP (after February 15, 2010) or IPP II rider, then you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account. You may not allocate more than 25% of your initial premium payment to the Fixed Account. The Fixed Account is not available for policies issued in the State of New York. In addition, the Fixed Account is not available in the State of Washington if the IPP or IPP II rider is selected. The allowable Allocation Options under IPP and IPP II are as follows:
Fixed Account*
MainStay VP Balanced — Service Class
MainStay VP Bond — Service Class
MainStay VP Conservative Allocation — Service Class
MainStay VP Fidelity Institutional AM® Utilities — Service Class
MainStay VP Floating Rate — Service Class
MainStay VP Growth Allocation — Service Class
MainStay VP Income Builder — Service Class
MainStay VP IQ Hedge Multi-Strategy — Service Class
MainStay VP Janus Henderson Balanced — Initial Class
MainStay VP Janus Henderson Balanced — Service Class
MainStay VP MacKay Convertible — Service Class
MainStay VP MacKay Government — Service Class
MainStay VP MacKay High Yield Corporate Bond — Service Class
MainStay VP MacKay Strategic Bond — Service Class
MainStay VP Moderate Allocation — Service Class
MainStay VP PIMCO Real Return — Service Class
MainStay VP U.S. Government Money Market — Initial Class
American Funds IS Asset Allocation Fund — Class 4
BlackRock® Global Allocation V.I. Fund — Class III
BlackRock® High Yield V.I. Fund — Class III
Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
DWS Alternative Asset Allocation VIP — Class B
Fidelity® VIP Bond Index Portfolio — Service Class 2
Fidelity® Funds Manager® 60% Portfolio— Service Class
Franklin Templeton Moderately Aggressive Model Portfolio— Class II
Franklin Templeton Moderate Model Portfolio— Class II
Franklin Templeton Moderately Conservative Model Portfolio — Class II
Franklin Templeton Conservative Model Portfolio — Class II
PIMCO VIT Income Portfolio — Advisor Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
PIMCO VIT Low Duration Portfolio — Advisor Class
PIMCO VIT Total Return Portfolio — Advisor Class
*
You may not allocate more than 25% of your initial premium payment to the Fixed Account. Not available in New York or Washington.
-17

Appendix C

Investment Divisions, Model Portfolios and Asset Allocation Models available with GIPR and GIPR 2.0
Option 1 – Choose Your Own Investment Divisions
Asset Allocation Categories:
Category A:
Minimum Allocation	30%
Maximum Allocation	100%
Category A Funds
MainStay VP Bond		BlackRock® High Yield V.I. Fund
MainStay VP Floating Rate		Columbia Variable Portfolio — Emerging Markets Bond
MainStay VP MacKay Government		Fidelity® VIP Bond Index Portfolio
MainStay VP MacKay High Yield Corporate Bond		PIMCO VIT Income Portfolio
MainStay VP MacKay Strategic Bond		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
MainStay VP PIMCO Real Return		PIMCO VIT Low Duration Portfolio
MainStay VP U.S. Government Money Market		PIMCO VIT Total Return Portfolio
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
MainStay VP Balanced		American Funds IS Asset Allocation Fund
MainStay VP Conservative Allocation		American Funds IS Growth Fund
MainStay VP Epoch U.S. Equity Yield		American Funds IS Washington Mutual Investors
MainStay VP Equity Allocation		BlackRock® Global Allocation V.I. Fund
MainStay VP Fidelity Institutional AM® Utilities		ClearBridge Variable Appreciation Portfolio
MainStay VP Growth Allocation		DWS Alternative Asset Allocation VIP
MainStay VP Income Builder		Fidelity® VIP ContrafundSM Portfolio
MainStay VP IQ Hedge Multi-Strategy		Fidelity® VIP FundsManager® 60% Portfolio
MainStay VP Janus Henderson Balanced		Fidelity® VIP Growth Opportunities Portfolio
MainStay VP MacKay Convertible		Franklin Templeton Moderately Aggressive Model Portfolio
MainStay VP MacKay S&P 500 Index		Franklin Templeton Moderate Model Portfolio
MainStay VP Moderate Allocation		Franklin Templeton Moderately Conservative Model Portfolio
MainStay VP T. Rowe Price Equity Income		Franklin Templeton Conservative Model Portfolio
MainStay VP Wellington Growth		MFS® Investors Trust Series
MainStay VP Wellington U.S. Equity		MFS® Research Series
MainStay VP Winslow Large Cap Growth
-18

Category C:
Minimum Allocation	0%
Maximum Allocation	10%
Category C Funds
MainStay VP Candriam Emerging Markets Equity
MainStay VP CBRE Global Infrastructure
MainStay VP MacKay International Equity
MainStay VP Natural Resources
MainStay VP Small Cap Growth
MainStay VP Wellington Mid Cap
MainStay VP Wellington Small Cap
American Funds IS Global Small Capitalization Fund
American Funds IS New World Fund®
BNY Mellon IP Technology Growth Portfolio
Columbia Variable Portfolio — Commodity Strategy
Columbia Variable Portfolio — Small Cap Value
Delaware VIP® Small Cap Value Series

Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Health Care Portfolio
Fidelity® VIP International Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. International Growth Fund
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Value Portfolio
MFS® Mid Cap Value Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio

Option 2 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 3 – Asset Allocation Models (subject to availability)
Moderately Aggressive		Moderate
10%	MainStay VP MacKay S&P 500 Index	10%	MainStay VP MacKay S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	MainStay VP Bond
7%	MainStay VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	MainStay VP Wellington Mid Cap	7%	MainStay VP MacKay High Yield Corporate Bond
6%	MainStay VP Bond	6%	MainStay VP MacKay Government
6%	MFS® Investors Trust Series	5%	MainStay VP PIMCO Real Return
5%	MainStay VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	MFS® Investors Trust Series
5%	MFS® Research Series	5%	MFS® Research Series
5%	Fidelity® VIP Equity-Income Portfolio SM	5%	Fidelity® VIP Equity-Income Portfolio SM
5%	ClearBridge Variable Appreciation Portfolio	5%	American Funds IS Washington Mutual Investors Fund
5%	MainStay VP MacKay International Equity	5%	MainStay VP Wellington Mid Cap
5%	American Funds IS New World Fund®	5%	American Funds IS New World Fund®
5%	MFS® International Intrinsic Value Portfolio	5%	MFS® International Intrinsic Value Portfolio

Moderately Conservative		Conservative
10%	MainStay VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	MainStay VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	MainStay VP MacKay Government
-19

Moderately Conservative		Conservative
8%	MainStay VP MacKay Government	10%	Fidelity® VIP Bond Index Portfolio
7%	MainStay VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	MainStay VP PIMCO Real Return	7%	MainStay VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	MainStay VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	MainStay VP MacKay S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	MFS® Investors Trust Series	4%	American Funds IS Washington Mutual Investors Fund
5%	MFS® Research Series	3%	MFS® Research Series
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	MainStay VP Wellington Mid Cap
5%	American Funds IS Washington Mutual Investors Fund
5%	MainStay VP Wellington Mid Cap
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The Statement of Additional Information (SAI) dated May 1, 2021 contains more information about the policies and the Separate Accounts. The SAI has been filed with the SEC and is incorporated by reference into this Summary Prospectus. The SAI is posted on our website, https://dfinview.com/NewYorkLife/TAHD/premierplus. For a free paper copy of the SAI, to request other information about the policies, and to make investor inquiries call us at (800) 598-2019 or write to us at the NYLIAC Variable Product Service Center, Madison Square Station, P.O. Box 922, New York, New York, 10159.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Separate Account III EDGAR contract identifier #C000074526

Separate Account IV EDGAR contract identifier #C000074528